Related Party Transactions (Details) - USD ($)				1 Months Ended	3 Months Ended		12 Months Ended
	Apr. 12, 2023	Jan. 19, 2022	Jan. 12, 2021	Jan. 19, 2022	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2022	Apr. 10, 2023	Jan. 14, 2022	Dec. 31, 2021	Jan. 08, 2021
Related Party Transactions (Details) [Line Items]
Units sold per unit (in Dollars per share)									$ 10
Payments to affiliate					$ 10,000		$ 10,000
Incurred and paid fees					$ 30,000
Service cost incurred and paid						$ 30,000	$ 120,000
Aggregate principal amount											$ 300,000
Overpaid amount		$ 26,615
Public per share (in Dollars per share)					$ 10.2		$ 10.2
Working capital loans							$ 1,500,000
Price per warrant (in Dollars per share)						$ 1	$ 1
Operating costs					$ 100
Amount repayable					$ 68,665	$ 58,629	$ 58,629
Over-Allotment Option [Member]
Related Party Transactions (Details) [Line Items]
Shares subject to forfeiture (in Shares)			562,500
IPO [Member]
Related Party Transactions (Details) [Line Items]
Total purchased units (in Shares)					1,250,000	1,250,000	1,250,000
Units sold per unit (in Dollars per share)					$ 10	$ 10	$ 10		10.2
Per share (in Dollars per share)									$ 10.2
Amount repayable						$ 0	$ 0			$ 127,385
Class B Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Common stock, shares issued (in Shares)			4,312,500
Initial stockholders for cash			$ 25,000
Per share (in Dollars per share)			$ 0.006
Per share (in Dollars per share)			$ 0.006
Class A Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Closing price, per share (in Shares)					12		12
Per share (in Dollars per share)						$ 12	$ 12
Subsequent Event [Member]
Related Party Transactions (Details) [Line Items]
Units sold per unit (in Dollars per share)								$ 10.38
Overpaid amount				$ 26,615
Principal amount	$ 300,000
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Principal amount	300,000
Deposit amount	$ 35,000
Public per share (in Dollars per share)	$ 0.026
Sponsor [Member] | IPO [Member]
Related Party Transactions (Details) [Line Items]
Principal amount	$ 280,000
Business Combination [Member]
Related Party Transactions (Details) [Line Items]
Services and advice						$ 172,500	$ 172,500